Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.81%
U.S. Treasury Bills–12.45%(a)
U.S. Treasury Bills	0.10%	04/22/2021	$ 80,000	$ 79,992,000
U.S. Treasury Bills	0.08%	06/10/2021	114,900	114,874,782
U.S. Treasury Bills	0.09%	07/22/2021	117,800	117,767,127
				312,633,909
U.S. Treasury Notes–20.36%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.22%	01/31/2022	200,000	200,274,358
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.18%	04/30/2022	150,000	150,169,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.12%	07/31/2022	160,520	160,593,420
				511,037,520
Total U.S. Treasury Securities (Cost $823,118,409)				823,671,429
		Expiration Date
Commodity-Linked Securities–7.03%
Canadian Imperial Bank of Commerce, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		10/22/2021	49,900	77,505,248
RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		10/28/2021	65,350	99,124,372
Total Commodity-Linked Securities (Cost $115,250,000)				176,629,620
			Shares
Money Market Funds–55.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)			433,671,167	433,671,167
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(e)(f)			162,206,067	162,270,949
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.05%(e)(f)			62,509,868	62,509,868
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)(f)			524,000,000	524,000,000
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)			206,708,763	206,708,763
Total Money Market Funds (Cost $1,389,037,054)				1,389,160,747
Options Purchased–0.47%
(Cost $9,200,998)(g)				11,749,592
TOTAL INVESTMENTS IN SECURITIES–95.64% (Cost $2,336,606,461)				2,401,211,388
OTHER ASSETS LESS LIABILITIES–4.36%				109,433,331
NET ASSETS–100.00%				$2,510,644,719
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $176,629,620, which represented 7.04% of the Fund’s Net Assets.
(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$382,427,492	$99,406,502	$(48,162,827)	$-	$-	$433,671,167	$21,889
Invesco Liquid Assets Portfolio, Institutional Class	125,668,036	71,004,645	(34,402,019)	31	256	162,270,949	27,176
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	67,985,494	143,863,460	(149,339,086)	-	-	62,509,868	14,213
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	-	-	-	524,000,000	13,503
Invesco Treasury Portfolio, Institutional Class	148,144,563	113,607,431	(55,043,231)	-	-	206,708,763	5,019
Total	$1,248,225,585	$427,882,038	$(286,947,163)	$31	$256	$1,389,160,747	$81,800

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Euro STOXX 50 Index	Put	09/17/2021	1,260	EUR	3,450.00	EUR	217,350,000	$4,035,222
Euro STOXX 50 Index	Put	05/21/2021	1,260	EUR	3,475.00	EUR	218,925,000	3,016,860
S&P 500 Index	Put	09/17/2021	101	USD	3,600.00	USD	36,360,000	2,693,670
S&P 500 Index	Put	05/21/2021	101	USD	3,650.00	USD	36,865,000	2,003,840
Total Index Options Purchased			2,722					$11,749,592

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	1,130	May-2021	$61,257,300	$3,824,176	$3,824,176
Gasoline Reformulated Blendstock Oxygenate Blending	1,000	February-2021	65,213,400	557,158	557,158
New York Harbor Ultra-Low Sulfur Diesel	332	March-2021	22,230,919	3,045,485	3,045,485
Silver	615	March-2021	82,760,550	9,658,392	9,658,392
WTI Crude	670	July-2021	34,170,000	2,074,228	2,074,228
Subtotal				19,159,439	19,159,439
Equity Risk
E-Mini Russell 2000 Index	1,325	March-2021	137,018,250	10,037,958	10,037,958
E-Mini S&P 500 Index	313	March-2021	57,986,380	638,879	638,879
EURO STOXX 50 Index	1,490	March-2021	62,888,806	(801,594)	(801,594)
FTSE 100 Index	2,250	March-2021	196,099,320	(3,684,095)	(3,684,095)
MSCI Emerging Market Index	2,930	March-2021	194,273,650	3,649,192	3,649,192
Tokyo Stock Price Index	1,437	March-2021	247,491,336	4,128,866	4,128,866
Subtotal				13,969,206	13,969,206
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	4,660	March-2021	$519,494,847	$(2,729,762)	$(2,729,762)
Canada 10 Year Bonds	4,740	March-2021	547,152,610	(3,659,173)	(3,659,173)
Long Gilt	690	March-2021	126,750,264	(120,387)	(120,387)
U.S. Treasury Long Bonds	1,335	March-2021	225,239,531	(7,171,762)	(7,171,762)
Subtotal				(13,681,084)	(13,681,084)
Total Futures Contracts				$19,447,561	$19,447,561

(a)	Futures contracts collateralized by $119,020,001 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	29,200	February—2021	$25,517,895	$—	$88,692	$88,692
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	204,500	June—2021	44,013,001	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	42,500	September—2021	30,590,637	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	258,000	November—2021	11,929,662	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	405,000	July—2021	35,871,769	—	226,217	226,217
Subtotal — Appreciation								—	314,909	314,909
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	49,100	November—2021	30,777,014	—	(378,365)	(378,365)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	416,000	April—2021	39,610,397	—	(131,498)	(131,498)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	55,000	December—2021	66,987,910	—	(2,195,325)	(2,195,325)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Copper Excess Return Index	0.25	Monthly	22,000	December—2021	10,468,337	—	(191,578)	(191,578)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	168,000	April—2021	24,319,260	—	(132,670)	(132,670)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	256,000	October—2021	35,338,470	—	(182,400)	(182,400)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	723,000	December—2021	34,079,762	—	(581,003)	(581,003)
Subtotal — Depreciation								—	(3,792,839)	(3,792,839)
Total — Total Return Swap Agreements								$—	$(3,477,930)	$(3,477,930)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $21,310,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Componentstable below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI International USA Momentum Factor	1 Month USD LIBOR + 0.25%	Monthly	10,600	April—2021	$40,504,847	$—	$586,625	$586,625
Subtotal — Appreciation								—	586,625	586,625
Equity Risk
Bank of America, N.A.	Receive	MSCI EMU Minimum Volatility (EUR) Index	3 Month EURIBOR + 0.01%	Quarterly	25,100	April—2021	$89,249,374	—	(1,803,542)	(1,803,542)
Bank of America, N.A.	Receive	MSCI International EMU Quality Net Return Index	1 Month EURIBOR + 0.03%	Monthly	20,500	April—2021	89,955,062	—	(1,980,420)	(1,980,420)
Goldman Sachs International	Receive	MSCI International EMU Quality Net Return Index	1 Month USD LIBOR + 0.10%	Monthly	11,200	April—2021	40,197,360	—	(673,680)	(673,680)
Goldman Sachs International	Receive	MSCI USA Minimum Volatility	1 Month USD LIBOR + 0.15%	Monthly	8,900	April—2021	39,884,487	—	(555,387)	(555,387)
Subtotal — Depreciation								—	(5,013,029)	(5,013,029)
Total — Total Return Swap Agreements								$—	$(4,426,404)	$(4,426,404)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $21,310,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Componentstable below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.71
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybeans	22.24
	Soybean Oil	5.31
	Soybean Meal	23.14
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.71
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybeans	22.24
	Soybean Oil	5.31
	Soybean Meal	23.14
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.71
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybeans	22.24
	Soybean Oil	5.31
	Soybean Meal	23.14
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$823,671,429	$—	$823,671,429
Commodity-Linked Securities	—	176,629,620	—	176,629,620
Money Market Funds	1,389,160,747	—	—	1,389,160,747
Options Purchased	11,749,592	—	—	11,749,592
Total Investments in Securities	1,400,910,339	1,000,301,049	—	2,401,211,388
Other Investments - Assets*
Futures Contracts	37,614,334	—	—	37,614,334
Swap Agreements	—	901,534	—	901,534
	37,614,334	901,534	—	38,515,868
Other Investments - Liabilities*
Futures Contracts	(18,166,773)	—	—	(18,166,773)
Swap Agreements	—	(8,805,868)	—	(8,805,868)
	(18,166,773)	(8,805,868)	—	(26,972,641)
Total Other Investments	19,447,561	(7,904,334)	—	11,543,227
Total Investments	$1,420,357,900	$992,396,715	$—	$2,412,754,615

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Balanced-Risk Allocation Fund